share-based compensation - TELUS Corporation share options (Details) - TELUS Corporation share options	3 Months Ended	6 Months Ended
	Jun. 30, 2018 CAD ($) Y EquityInstruments	Jun. 30, 2018 CAD ($) Y EquityInstruments
share-based compensation
Number of share options outstanding, beginning of period | EquityInstruments	452,041	740,471
Exercised | EquityInstruments	(41,894)	(320,213)
Number of share options forfeited | EquityInstruments	(456)	(834)
Number of share options expired | EquityInstruments		(9,733)
Number of share options outstanding, end of period | EquityInstruments	409,691	409,691
Weighted average share price of options outstanding, beginning of period	$ 29.08	$ 26.99
Weighted average share price of options exercised	28.13	24.29
Weighted average share price of options forfeited	29.19	29.19
Weighted average share price of options expired		23.24
Weighted average share price of options outstanding, end of period	29.18	29.18
Total intrinsic value of share option awards exercised	1,000,000	7,000,000
Weighted average share price at the dates of exercise	$ 45.86	$ 45.70
Weighted average remaining contractual life (years) | Y	0.9	0.9
Maximum
share-based compensation
Option price	$ 31.69	$ 31.69
Minimum
share-based compensation
Option price	$ 25.30	$ 25.30